Investment Properties - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [Line Items]
Fair value of the investment properties	¥ 724,000,000	¥ 302,000,000
Rental income	63,000,000	39,000,000	¥ 37,000,000
The amount of investment properties subject to restrictions on title	498,000,000	112,000,000
Investment properties [member]
Disclosure of detailed information about investment property [Line Items]
Transfers of fair value measurements from level 1 to level 2	0	0
Transfers of fair value measurements from level 2 to level 1	0	0
Transfers of fair value measurements into level 3	0	0
Transfers of fair value measurements out of level 3	0	0
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about investment property [Line Items]
Fair value of the investment properties	¥ 1,127,000,000	¥ 628,000,000